Income taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income taxes [Abstract]
Reconciliation of Unrecognized Tax Benefits
US$

Balance as of December 31, 2013	16,313,513
Exchange difference	(148,213)
Movement in current year due to expiration of limitations period	—
Balance as of June 30, 2014	16,165,300